Schedule of Investments (unaudited) June 30, 2019	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 8.4%

Aerospace & Defense — 0.4%
Arconic, Inc.	423,394	$10,932,033
Parsons Corp. (a)	23,320	859,575

		11,791,608

Banks — 0.0%
Valley National Bancorp	68,976	743,561

Biotechnology — 0.1%
Akero Therapeutics, Inc. (a)	16,097	308,258
Atreca, Inc., Class A (a)	20,509	386,390
Bridgebio Pharma, Inc. (a)	24,479	660,199
Prevail Therapeutics, Inc. (a)(b)	23,951	316,153
Stoke Therapeutics, Inc. (a)(b)	18,070	527,102

		2,198,102

Capital Markets — 2.8%
Oaktree Capital Group LLC	1,469,087	72,778,570

Chemicals — 0.1%
Akzo Nobel NV	12,626	1,186,469
Axalta Coating Systems Ltd. (a)	19,232	572,537
Corteva, Inc. (a)	4,349	128,600
Dow, Inc.	4,349	214,449
DuPont de Nemours, Inc.	4,187	314,318
Olin Corp.	49,650	1,087,831

		3,504,204

Diversified Telecommunication Services — 0.0%
Intelsat SA (a)	2,500	48,625

Equity Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	90,067	811,504
VICI Properties, Inc.	66,572	1,467,247

		2,278,751

Food & Staples Retailing — 0.2%
Grocery Outlet Holding Corp. (a)	106,837	3,512,800
Walgreens Boots Alliance, Inc.	22,401	1,224,663

		4,737,463

Food Products — 0.2%
Conagra Brands, Inc.	150,443	3,989,748

Health Care Equipment & Supplies — 0.1%
Cooper Cos., Inc.	4,016	1,352,950
Danaher Corp.	15,743	2,249,990

		3,602,940

Health Care Providers & Services — 0.0%
Anthem, Inc.	166	46,847
Brookdale Senior Living, Inc. (a)	11,062	79,757
Cigna Corp.	6,556	1,032,898

		1,159,502

Internet & Direct Marketing Retail — 0.4%
Chewy, Inc., Class A (a)	54,044	1,891,540
Fiverr International Ltd. (a)(b)	48,725	1,447,132
RealReal, Inc. (a)	53,446	1,544,589
Revolve Group, Inc. (a)(b)	169,028	5,831,466

		10,714,727

Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. (a)	34,568	1,669,634
Avantor, Inc. (a)	146,544	2,797,525
Personalis, Inc. (a)(b)	3,664	99,478

		4,566,637

Security	Shares		Value

Machinery — 0.0%
Altra Industrial Motion Corp.		628	$22,533
Fortive Corp.		2,552	208,039

			230,572

Media — 0.1%
Charter Communications, Inc., Class A (a)		6,847	2,705,797
Discovery, Inc., Class A (a)(b)		21,727	667,019

			3,372,816

Oil, Gas & Consumable Fuels — 3.2%
Buckeye Partners LP		1,883,035	77,298,587
Williams Cos., Inc.		209,596	5,877,072

			83,175,659

Personal Products — 0.1%
Coty, Inc., Class A		103,330	1,384,622

Pharmaceuticals — 0.1%
Pfizer, Inc.		38,761	1,679,126

Professional Services — 0.1%
HeadHunter Group PLC — ADR		92,193	1,498,136

Software — 0.1%
Crowdstrike Holdings, Inc., Class A (a)		35,623	2,432,695
Linx SA — ADR (a)(b)		60,224	549,243

			2,981,938

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		24,181	1,792,779

Total Common Stocks — 8.4% (Cost: $204,530,132)			218,230,086

	Par (000)
Corporate Bonds — 7.1%

Automobiles — 0.7%
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21 (c)	USD	17,500	18,062,374

Banks — 0.9%
Bank of America Corp., (3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21 (d)		25,000	24,972,750

Diversified Financial Services — 0.2%
Intelsat Connect Finance SA, 9.50%, 02/15/23 (c)		4,810	4,256,850

Diversified Telecommunication Services — 0.2%
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25 (a)(c)(e)		5,666	5,779,320

Health Care Providers & Services — 0.9%
HCA, Inc., 6.50%, 02/15/20		2,500	2,557,539
Tenet Healthcare Corp. :
4.75%, 06/01/20		2,000	2,020,000
6.00%, 10/01/20		19,257	19,823,878

			24,401,417

Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International, 7.75%, 03/15/22		5,000	5,575,000

IT Services — 2.5%
Dun & Bradstreet Corp., 10.25%, 02/15/27 (c)		2,764	2,933,295
First Data Corp. :
5.00%, 01/15/24 (c)		2,000	2,049,000

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
IT Services (continued)
5.75%, 01/15/24 (c)	USD	45,125	$46,394,141
Vantiv LLC/Vantiv Issuer Corp., 4.38%, 11/15/25 (c)		12,500	12,984,375

			64,360,811

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 01/15/24		10,000	10,223,750
Cengage Learning, Inc., 9.50%, 06/15/24 (c)		2,500	2,375,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22		2,000	2,101,547

			14,700,297

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., 6.50%, 03/15/22 (c)		5,000	5,181,250

Specialty Retail — 0.7%
Rent-A-Center, Inc. :
6.63%, 11/15/20		2,685	2,688,356
4.75%, 05/01/21		3,715	3,710,356
Staples, Inc., 10.75%, 04/15/27 (c)		13,014	12,948,930

			19,347,642

Total Corporate Bonds — 7.1% (Cost: $185,856,130)			186,637,711

Floating Rate Loan Interests — 1.1%

Diversified Telecommunication Services — 0.2%
Windstream Services LLC (FKA Windstream Corp.), Term Facility (DIP), (1 mo. LIBOR US + 2.500%, 0.00% Floor), 4.91%, 02/26/21 (f)		5,500	5,500,000

Health Care Technology — 0.5%
athenahealth, Inc., Term B Loan (First Lien), (3 mo. LIBOR US + 4.50%, 0.00% Floor), 7.05%, 02/11/26 (f)		13,816	13,770,364

Leisure Products — 0.2%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.000%, 0.00% Floor), 9.33%, 03/18/25 (f)(g)		4,515	4,041,233

Specialty Retail — 0.0%
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.000%, 1.50% Floor), 8.42%, 10/25/23 (f)		1,023	873,847

Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., Initial Term Loan (1 mo. LIBOR US + 2.500%, 0.75% Floor), 4.94%, 02/02/24 (f)		5,132	5,048,643

Total Floating Rate Loan Interests — 1.1% (Cost: $29,254,729)			29,234,087

	Shares

Investment Companies — 2.3%
Altaba, Inc. (a)		870,276	60,371,046

Total Investment Companies — 2.3% (Cost: $61,572,113)			60,371,046

Total Long-Term Investments — 18.9% (Cost: $481,213,104)			494,472,930

Security	Par (000)		Value

Short-Term Securities — 81.0%

Borrowed Bond Agreements — 0.2%(h)
Citigroup Global Markets, Inc., 2.67%
(Purchased on 06/17/19 to be repurchased at $2,010,851, collateralized by U.S. Treasury Notes, 1.75% due at 05/31/22, par and fair value of USD 2,013,000 and $2,014,337, respectively), Open (i)	USD	2,009	$2,008,914
Citigroup Global Markets, Inc., 1.95%
(Purchased on 12/13/18 to be repurchased at $704,639, collateralized by Bombardier, Inc., 6.00% due at 10/15/22, par and fair value of USD 715,000 and $718,067, respectively), Open (i)		697	697,125
Citigroup Global Markets, Inc., 2.05%
(Purchased on 12/13/18 to be repurchased at $1,520,790, collateralized by T-Mobile U.S.A., Inc., 5.13% due at 04/15/25, par and fair value of USD 1,500,000 and $1,561,170, respectively), Open (i)		1,504	1,503,750

Total Borrowed Bond Agreements — 0.2% (Cost: $4,209,789)			4,209,789

	Shares

Money Market Funds — 80.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (j)(l)		2,111,781,278	2,111,781,278

SL Liquidity Series, LLC, Money Market Series, 2.55% (j)(k)(l)		4,758,506	4,759,934

Total Money Market Funds — 80.8% (Cost: $2,116,541,049)			2,116,541,212

	Par (000)

Time Deposits — 0.0%

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.36%, 07/01/19	GBP	1	1,775

United States — 0.0%
JPMorgan Chase Bank, New York, 2.41%, 07/01/19	USD	262	262,120

Total Time Deposits — 0.0% (Cost: $263,945)			263,895

Total Short-Term Securities — 81.0% (Cost: $2,121,014,783)			2,121,014,896

Total Investments Before Borrowed Bonds — 99.9% (Cost: $2,602,227,887)			2,615,487,826

Borrowed Bonds — (0.2)%

Corporate Bonds — (0.1)%

Aerospace & Defense — (0.0)%
Bombardier, Inc., 6.00%, 10/15/22 (c)		715	(718,067)

Wireless Telecommunication Services — (0.1)%
T-Mobile U.S.A., Inc., 5.13%, 04/15/25		1,500	(1,561,170)

Total Corporate Bonds — (0.1)% (Proceeds — $2,218,206)			(2,279,237)

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes, 1.75%, 05/31/22	USD	2,013	$(2,014,337)

Total U.S. Treasury Obligations — (0.1)% (Proceeds — $2,004,980)			(2,014,337)

Total Borrowed Bonds — (0.2)% (Proceeds — $4,223,186)			(4,293,574)

Total Investments — 99.7% (Cost: $2,598,004,701)			2,611,194,252
Other Assets Less Liabilities — 0.3%.			8,290,470

Net Assets — 100.0%			$2,619,484,722

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(i)	The amount to be repurchased assumes the maturity will be the day after the period end.
(j)	Annualized 7-day yield as of period end.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	676,046,393	1,435,734,885	2,111,781,278	$2,111,781,278	$22,132,315		$—	$—
SL Liquidity Series, LLC, Money Market Series	251,600	4,506,906	4,758,506	4,759,934	9,744	(b)	3,453	150

				$2,116,541,212	$22,142,059		$3,453	$150

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	B+	$31,571	$(2,436,650)	$(1,891,278)	$(545,372)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank N.A.	02/24/23	$148,202,404	$(1,683,678	) (b)	$147,316,624	12.2%
	Citibank N.A.	02/24/23	(77,888,182)	359,736	(c)	(77,674,937)	3.3
	Credit Suisse International	02/08/23	79,455,639	1,155,281	(d)	80,714,728	7.7
	Goldman Sachs Bank USA	02/27/23	308,960,706	2,358,669	(e)	312,216,958	40.2
	Goldman Sachs Bank USA	03/02/20	(3,131)	271	(f)	(2,900)	0.0
	JPMorgan Chase Bank N.A.	02/08/23	212,278,442	3,479,050	(g)	217,425,205	14.1
	JPMorgan Chase Bank N.A.	02/08/23	30,084,152	1,591,132	(h)	31,518,659	1.1
	Morgan Stanley & Co. International PLC	12/06/21 - 02/20/24	111,364,562	5,177,888	(i)	117,106,144	16.0
	Morgan Stanley & Co. International PLC	07/06/21 - 02/27/23	(270,032)	(1,071,953	) (j)	(1,291,925)	0.4
	UBS AG	03/01/23	142,207,217	(4,103,250	) (k)	140,456,923	7.6

				$7,263,146		$967,785,479

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

GBP Overnight

GBP 1 Month

USD 1 Month

Sterling Overnight Index Average Deposit Rates Swap
U.S. Federal Funds Effective Rate
USD Overnight Bank Funding Rate
(b)	Amount includes $(797,898) of net dividends and financing fees.
(c)	Amount includes $146,491 of net dividends and financing fees.
(d)	Amount includes $(103,808) of net dividends and financing fees.
(e)	Amount includes $(897,583) of net dividends and financing fees.
(f)	Amount includes $40 of net dividends and financing fees.
(g)	Amount includes $(1,667,713) of net dividends and financing fees.
(h)	Amount includes $156,625 of net dividends and financing fees.
(i)	Amount includes $(563,694) of net dividends and financing fees.
(j)	Amount includes $(50,060) of net dividends and financing fees.
(k)	Amount includes $(2,352,956) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Biotechnology
Celgene Corp.	1,835,529	$169,676,301	115.2%

Diversified Telecommunication Services
Inmarsat Plc	3,047,695	21,110,049	14.3%

Machinery
WABCO Holdings, Inc.	299,936	39,771,514	27.0%

Total Reference Entity — Long		$230,557,864
Reference Entity — Short
Common Stocks

Pharmaceuticals
Bristol-Myers Squibb Co.	1,835,529	$(83,241,240)	(56.5)%

Net Value of Reference Entity — Citibank N.A.		$147,316,624

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Health Care Providers & Services
Anthem, Inc.	13,243	$3,737,307	(4.8)%
Cigna Corp.	1,020	160,701	(0.2)%

		3,898,008

Media
CBS Corp., Class B, Non-Voting Shares	12,198	608,680	(0.8)%

Total Reference Entity — Long		$4,506,688

Reference Entity — Short
Common Stocks

Banks
Bank of America Corp.	2,041	$(59,189)	0.1%
JPMorgan Chase & Co.	524	(58,583)	0.1%

		(117,772)

Chemicals
Air Products & Chemicals, Inc.	22	(4,980)	0.0%
Albemarle Corp.	37	(2,605)	0.0%
Corteva, Inc.	238	(7,048)	0.0%
Dow, Inc.	73	(3,583)	0.0%
DuPont de Nemours, Inc.	238	(17,892)	0.0%
Eastman Chemical Co.	33	(2,568)	0.0%
Ecolab, Inc.	25	(4,936)	0.0%
FMC Corp.	45	(3,733)	0.0%
International Flavors & Fragrances, Inc.	25	(3,627)	0.0%
Livent Corp.	42	(291)	0.0%

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
LyondellBasell Industries NV, Class A	33	$(2,842)	0.0%
Mosaic Co.	141	(3,529)	0.0%
PPG Industries, Inc.	31	(3,618)	0.0%
Westlake Chemical Corp.	212	(14,726)	0.0%

		(75,978)

Construction Materials
Martin Marietta Materials, Inc.	17	(3,912)	0.0%
Vulcan Materials Co.	30	(4,119)	0.0%

		(8,031)

Containers & Packaging
Avery Dennison Corp.	33	(3,817)	0.0%
Ball Corp.	87	(6,089)	0.0%
International Paper Co.	65	(2,816)	0.0%
Sealed Air Corp.	81	(3,465)	0.0%
Westrock Co.	54	(1,969)	0.0%

		(18,156)

Health Care Providers & Services
UnitedHealth Group, Inc.	6,844	(1,670,004)	2.1%

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. — ADR	196,682	(33,327,765)	42.9%

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	966	(811,440)	1.0%
Waters Corp.	2,865	(616,663)	0.8%

		(1,428,103)

Metals & Mining
Freeport-McMoRan, Inc.	198	(2,299)	0.0%
Newmont Mining Corp.	87	(3,347)	0.0%
Nucor Corp.	57	(3,141)	0.0%

		(8,787)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	13,372	(482,462)	0.6%
Kinder Morgan, Inc.	39,033	(815,009)	1.1%

		(1,297,471)

Pharmaceuticals
Johnson & Johnson	2,460	(342,629)	0.4%
Merck & Co., Inc.	4,803	(402,732)	0.5%

		(745,361)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	48,737	(1,480,144)	1.9%
Analog Devices, Inc.	19,908	(2,247,016)	2.9%
Applied Materials, Inc.	38,835	(1,744,080)	2.2%
ASML Holding NV, Registered Shares	6,262	(1,302,058)	1.7%
Cypress Semiconductor Corp.	30,487	(678,031)	0.9%
KLA-Tencor Corp.	13,483	(1,593,691)	2.1%
Lam Research Corp.	10,425	(1,958,232)	2.5%
Marvell Technology Group Ltd.	42,874	(1,023,402)	1.3%
Maxim Integrated Products, Inc.	34,854	(2,084,966)	2.7%
Microchip Technology, Inc.	22,339	(1,936,791)	2.5%
Micron Technology, Inc.	40,964	(1,580,801)	2.0%
MKS Instruments, Inc.	5,852	(455,812)	0.6%
Monolithic Power Systems, Inc.	3,268	(443,729)	0.6%
ON Semiconductor Corp.	38,277	(773,578)	1.0%
Qorvo, Inc.	11,704	(779,603)	1.0%
Skyworks Solutions, Inc.	17,128	(1,323,481)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	39,161	(1,533,936)	2.0%
Teradyne, Inc.	15,084	(722,674)	0.9%
Texas Instruments, Inc.	18,135	(2,081,173)	2.7%
Xilinx, Inc.	17,248	(2,033,884)	2.6%

		(27,777,082)

Reference Entity — Short
Investment Companies	Shares	Value	% of Basket Value
Alerian MLP ETF	344,578	$(3,394,093)	4.4%
Energy Select Sector SPDR Fund	1,985	(126,464)	0.2%
Industrial Select Sector SPDR Fund	119,085	(9,219,561)	11.9%
iShares U.S. Real Estate ETF	353	(30,820)	0.0%
Materials Select Sector SPDR Fund	942	(55,107)	0.1%
SPDR S&P 500 ETF Trust	9,678	(2,835,654)	3.7%
SPDR S&P Regional Banking ETF	850	(45,416)	0.1%

		(15,707,115)

Total Reference Entity — Short		$(82,181,625)

Net Value of Reference Entity — Citibank N.A.		$(77,674,937)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, termination date 02/08/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Biotechnology
Array BioPharma, Inc.	414,617	$19,209,206	23.8%

Containers & Packaging
RPC Group PLC	2,608,644	26,253,348	32.4%

Equity Real Estate Investment Trusts (REITs)
Chesapeake Lodging Trust	186,158	5,290,610	6.6%

IT Services
First Data Corp., Class A	622,846	16,860,441	20.9%

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	191,856	13,537,359	16.8%

Pharmaceuticals
Allergan PLC	388,867	65,108,002	80.7%

Total Reference Entity — Long		$146,258,966

Reference Entity — Short
Common Stocks

Biotechnology
AbbVie, Inc.	336,758	(24,489,042)	(30.3)%

Capital Markets
Brookfield Asset Management, Inc., Class A	372,521	(17,799,053)	(22.1)%

Equity Real Estate Investment Trusts (REITs)
Park Hotels & Resorts, Inc.	116,908	(3,221,984)	(4.0)%

IT Services
Fiserv, Inc.	188,722	(17,203,898)	(21.3)%

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	56,290	(2,830,261)	(3.5)%

Total Reference Entity — Short		$(65,544,238)

Net Value of Reference Entity — Credit Suisse International		$80,714,728

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date 02/27/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Aerospace & Defense
L3 Technologies, Inc.	212,547	$52,110,148	16.7%

Banks
SunTrust Banks, Inc.	1,992,390	125,221,711	40.1%

Biotechnology
Array BioPharma, Inc.	544,375	25,220,894	8.1%

Communications Equipment
Finisar Corp.	1,148,226	26,259,929	8.4%

Health Care Providers & Services
WellCare Health Plans, Inc.	118,948	33,908,506	10.9%

Health Care Technology
Medidata Solutions, Inc.	168,446	15,246,047	4.9%

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.	2,328,049	27,517,539	8.8%

Internet & Direct Marketing Retail
Liberty Expedia Holdings, Inc.	18,105	865,238	0.3%

IT Services
First Data Corp., Class A	1,206,923	32,671,406	10.5%
Total System Services, Inc.	340,509	43,677,089	14.0%
Worldpay, Inc., Class A	523,642	64,172,327	20.6%

		140,520,822

Machinery
WABCO Holdings, Inc.	207,680	27,538,368	8.8%

Media
Tribune Media Co., Class A	577,237	26,679,894	8.5%

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,266,271	89,348,082	28.6%

Pharmaceuticals
BTG PLC	1,185,472	12,578,411	4.0%

Semiconductors & Semiconductor Equipment
Mellanox Technologies Ltd.	185,380	20,516,005	6.6%
Versum Materials, Inc.	1,392,227	71,811,069	23.0%

		92,327,074

Technology Hardware, Storage & Peripherals
Electronics for Imaging, Inc.	58,825	2,171,231	0.7%

Total Reference Entity — Long		$697,513,894

Reference Entity — Short
Common Stocks

Aerospace & Defense
L3Harris Technologies, Inc.	276,311	$(52,258,699)	(16.7)%

Banks
BB&T Corp.	2,580,145	(126,762,524)	(40.6)%

Capital Markets
Brookfield Asset Management, Inc., Class A	199,579	(9,535,885)	(3.1)%

Electronic Equipment, Instruments & Components
II-VI, Inc.	254,616	(9,308,761)	(3.0)%

Health Care Providers & Services
Centene Corp.	402,045	(21,083,240)	(6.8)%

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.	209,292	(9,642,082)	(3.1)%

Internet & Direct Marketing Retail
Expedia Group, Inc.	6,442	(856,979)	(0.3)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value

IT Services
Fidelity National Information Services, Inc.	486,306	$(59,660,020)	(19.1)%
Fiserv, Inc.	365,698	(33,337,030)	(10.7)%
Global Payments, Inc.	275,848	(44,171,540)	(14.1)%

		(137,168,590)

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	371,523	(18,680,176)	(6.0)%

Total Reference Entity — Short		$(385,296,936)

Net Value of Reference Entity — Goldman Sachs Bank USA		$312,216,958

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date 03/02/20:

Reference Entity — Short
Common Stocks

Banks
Bank of America Corp.	100	$(2,900)	100.0%

Total Reference Entity — Short		$(2,900)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(2,900)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date 02/08/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Aerospace & Defense
L3 Technologies, Inc.	283,303	$69,457,396	31.9%

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.	100,461	1,187,449	0.6%

Real Estate Management &
Development HFF, Inc., Class A	375,715	17,087,518	7.9%

Semiconductors & Semiconductor Equipment
Mellanox Technologies Ltd.	206,898	22,897,402	10.5%

Software
Red Hat, Inc.	1,040,092	195,287,674	89.8%

Total Reference Entity — Long		$305,917,439

Reference Entity — Short
Common Stocks

Aerospace & Defense
L3Harris Technologies, Inc.	368,294	$(69,655,444)	(32.0)%

Capital Markets
Brookfield Asset Management, Inc., Class A	219,003	(10,463,963)	(4.8)%

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.	9,032	(416,104)	(0.2)%

Real Estate Management & Development
Jones Lang LaSalle, Inc.	56,555	(7,956,723)	(3.7)%

Total Reference Entity — Short		$(88,492,234)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$217,425,205

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date 02/08/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	322,904	$31,518,659	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$31,518,659

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 12/06/21 — 02/20/24:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Containers & Packaging
RPC Group PLC	4,193,778	$42,206,111	36.0%

IT Services
Total System Services, Inc.	207,881	26,664,896	22.8%
Worldpay, Inc., Class A	661,418	81,056,776	69.2%

		107,721,672

Media
Tribune Media Co., Class A	981,343	45,357,673	38.7%

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	440,167	31,058,182	26.5%

Software
Tableau Software, Inc., Class A	314,045	52,137,751	44.5%

Total Reference Entity — Long		$278,481,389

Reference Entity — Short
Common Stocks

IT Services
Fidelity National Information Services, Inc.	614,259	$(75,357,294)	(64.3)%
Global Payments, Inc.	168,404	(26,966,533)	(23.0)%

		(102,323,827)

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	129,144	(6,493,360)	(5.5)%

Software
salesforce.com, Inc.	346,392	(52,558,058)	(44.9)%

Total Reference Entity — Short		$(161,375,245)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$117,106,144

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 07/06/21 — 02/27/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Chemicals
Corteva, Inc.	20,311	$600,597	(46.5)%
Dow, Inc.	18,899	931,910	(72.1)%
DuPont de Nemours, Inc.	19,553	1,467,844	(113.6)%

		3,000,351

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Health Care Providers & Services
Humana, Inc.	6,194	$1,643,268	(127.2)%

Total Reference Entity — Long		$4,643,619

Reference Entity — Short
Common Stocks

Banks
Bank of America Corp.	3,102	$(89,958)	7.0%
Citigroup, Inc.	2,023	(141,671)	11.0%
JPMorgan Chase & Co.	846	(94,583)	7.3%

		(326,212)

Chemicals
Air Products & Chemicals, Inc.	1,433	(324,388)	25.1%
Albemarle Corp.	2,325	(163,703)	12.7%
Eastman Chemical Co.	2,402	(186,948)	14.5%
Ecolab, Inc.	1,573	(310,573)	24.0%
FMC Corp.	2,606	(216,168)	16.7%
International Flavors & Fragrances, Inc.	1,558	(226,050)	17.5%
Livent Corp.	1,852	(12,815)	1.0%
LyondellBasell Industries NV, Class A	2,563	(220,751)	17.1%
Mosaic Co.	7,879	(197,211)	15.3%

Chemicals
PPG Industries, Inc.	2,214	(258,396)	20.0%
Westlake Chemical Corp.	885	(61,472)	4.8%

		(2,178,475)

Construction Materials
Martin Marietta Materials, Inc.	1,059	(243,687)	18.9%
Vulcan Materials Co.	1,827	(250,865)	19.4%

		(494,552)

Containers & Packaging
Avery Dennison Corp.	2,064	(238,764)	18.5%
Ball Corp.	4,705	(329,303)	25.5%
International Paper Co.	4,270	(184,976)	14.3%
Sealed Air Corp.	4,962	(212,274)	16.4%
Westrock Co.	4,389	(160,067)	12.4%

		(1,125,384)

Metals & Mining
Freeport-McMoRan, Inc.	15,509	(180,060)	13.9%
Newmont Mining Corp.	6,034	(232,128)	18.0%
Nucor Corp.	4,019	(221,447)	17.1%

		(633,635)
Investment Companies
iShares U.S. Real Estate ETF	9,697	(846,645)	65.5%
Materials Select Sector SPDR Fund	4,197	(245,525)	19.0%
SPDR S&P 500 ETF Trust	60	(17,580)	1.3%
SPDR S&P Regional Banking ETF	1,264	(67,536)	5.2%

		(1,177,286)

Total Reference Entity — Short		$(5,935,544)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(1,291,925)

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG, as of period end, termination date 03/01/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

IT Services
First Data Corp., Class A	1,210,576	$32,770,292	23.3%

Pharmaceuticals
BTG PLC	6,638,043	70,432,736	50.2%

Semiconductors & Semiconductor Equipment
Mellanox Technologies Ltd.	408,650	45,225,296	32.2%

Software
Red Hat, Inc.	135,633	25,466,452	18.1%

Total Reference Entity — Long		$173,894,776

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value

IT Services
Fiserv, Inc.	366,804	$(33,437,853)	(23.8)%

Net Value of Reference Entity — UBS AG		$140,456,923

Currency

GBP	British Pound

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

FKA	Formally Known As

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Event Driven Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$217,043,617	$1,186,469	$—	$218,230,086
Corporate Bonds(a)	—	186,637,711	—	186,637,711
Floating Rate Loan Interests(a)	—	25,192,854	4,041,233	29,234,087
Investment Companies	60,371,046	—	—	60,371,046
Short-Term Securities:
Borrowed Bond Agreements	—	4,209,789	—	4,209,789
Money Market Funds	2,111,781,278	—	—	2,111,781,278
Time Deposits	—	263,895	—	263,895
Liabilities:
Borrowed Bonds(a)	—	(4,293,574)	—	(4,293,574)

Subtotal	$2,389,195,941	$213,197,144	$4,041,233	$2,606,434,318

Investments Valued at NAV(b)				4,759,934

Total Investments				$2,611,194,252

Derivative Financial Instruments(b)
Assets:
Equity contracts	$—	$14,122,027	$—	$14,122,027
Liabilities:
Credit contracts	—	(545,372)	—	(545,372)
Equity contracts	—	(6,858,881)	—	(6,858,881)

	$—	$6,717,774	$—	$6,717,774

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

9